FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000

April 2, 2004

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

RE:	FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS (the "Trust")
1933 Act File No. 2-75769
1940 Act File No. 811-3387

Dear Sir or Madam:

        Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated March 31, 2004, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 38 on March 30, 2004.

        If you have any questions regarding this certification, please contact me at (412) 288-3014.

Very truly yours, /s/ Daniel M. Miller Daniel M. Miller Assistant Secretary